OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2021, 2020 and 2019:

(in thousands of $)	2021	2020	2019
Time charter revenues	603,959	235,673	299,946
Voyage charter revenues	597,812	370,130	404,184
Other revenues	1,410	2,140	1,669
Total operating revenues	1,203,181	607,943	705,799
For the year ended December 31, 2021 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	603,959	—	603,959
Voyage charter revenues	192,895	404,917	597,812
Other revenues	—	1,410	1,410
Total operating revenues	796,854	406,327	1,203,181

For the year ended December 31, 2020 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	235,673	—	235,673
Voyage charter revenues	26,111	344,019	370,130
Other revenues	—	2,140	2,140
Total operating revenues	261,784	346,159	607,943

Contract with Customer, Asset and Liability
As of December 31, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2021	2020
Voyages in progress (contract assets)	14,476	13,105
Trade accounts receivable	15,916	14,774
Other current assets (capitalized fulfillment costs)	3,249	3,233
Total	33,641	31,112